Combined Carve-out Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net loss:	$ (37,352)	$ 6	$ 0
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	28,410	0	0
Amortization and write-off of financing costs	881	0	0
Amortization of deferred dry-docking and special survey costs	5,206	0	0
Equity based payments from Parent	2,125	0	0
Gain on derivative instruments, net	(5,265)	0	0
(Gain)/ loss on sale of vessels, net	11,456	0	0
Changes in operating assets and liabilities:
Accounts receivable and margin deposits	32,331	(2)	0
Due from related parties	6,663	0	0
Inventories	25,690	0	0
Insurance claims receivable	(2,110)	0	0
Prepayments and other	17,838	0	0
Accounts payable	(2,175)	0	0
Due to related parties	(3,663)	0	0
Accrued liabilities	(2,235)	0	0
Unearned revenue	(2,520)	0	0
Other liabilities	5,876	0	0
Dry-dockings	(5,570)	0	0
Accrued charter revenue	2	0	0
Net Cash provided by / (used in) Operating Activities	75,588	4	0
Cash Flows From Investing Activities:
Proceeds from the settlement of insurance claims	427	0	0
Vessel acquisition and advances/Additions to vessel cost	(31,692)	0	0
Proceeds from the sale of vessels, net	83,003	0	0
Net Cash provided by / (used in) Investing Activities	74,543	0	0
Cash Flows From Financing Activities:
Proceeds from long-term debt	15,300	0	0
Repayment of long-term debt	(182,502)	0	0
Payment of financing costs	(103)	0	0
Net parent investment	0	2,100	0
Net Cash provided by/ (used in) Financing Activities	63,260	2,100	0
Net increase/ (decrease) in cash, cash equivalents and restricted cash	213,391	2,104	0
Cash, cash equivalents and restricted cash at beginning of the period	2,104	0	0
Cash, cash equivalents and restricted cash at end of the period	215,495	2,104	0
Supplemental Cash Information:
Cash paid during the period for interest	8,608	0	0
Non-Cash Investing and Financing Activities:
Right-of-use assets obtained in exchange for operating lease obligations	36,269	0	0
Costamare Bulkers Holdings Limited Predecessor [Member]
Cash Flows From Operating Activities:
Net loss:	(30,775)	(98,255)	(147,697)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	14,044	37,385	39,621
Amortization and write-off of financing costs	401	1,369	972
Amortization of deferred dry-docking and special survey costs	2,337	6,282	4,438
Amortization of assumed time charter	0	(155)	0
Amortization of hedge effectiveness excluded component from cash flow hedges	0	1,975	1,661
Equity based payments from Parent	528	2,991	2,299
Gain on derivative instruments, net	(13,473)	32,107	(5,130)
(Gain)/ loss on sale of vessels, net	4,669	(3,788)	5,324
Loss on vessels held for sale	1,579	0	2,305
Vessels' impairment loss	179	0	434
Changes in operating assets and liabilities:
Accounts receivable and margin deposits	20,789	(28,027)	(33,641)
Due from related parties	(4,093)	(6,417)	(1,390)
Inventories	6,123	3,144	(37,622)
Insurance claims receivable	(619)	(1,725)	(2,810)
Prepayments and other	13,085	8,408	(60,544)
Accounts payable	(14,232)	6,292	31,221
Due to related parties	11,088	1,306	(2,714)
Accrued liabilities	1,611	(5,194)	(7,324)
Unearned revenue	(8,811)	(3,560)	22,580
Other liabilities	5,287	48	2,167
Dry-dockings	(5,781)	(8,357)	(12,123)
Accrued charter revenue	2	(1,361)	1,181
Net Cash provided by / (used in) Operating Activities	3,938	(55,532)	(196,792)
Cash Flows From Investing Activities:
Proceeds from the settlement of insurance claims	170	2,186	2,080
Vessel acquisition and advances/Additions to vessel cost	(955)	(172,862)	(75,934)
Proceeds from the sale of vessels, net	10,780	123,920	64,163
Net Cash provided by / (used in) Investing Activities	9,995	(46,756)	(9,691)
Cash Flows From Financing Activities:
Proceeds from long-term debt	0	393,011	105,229
Proceeds from related party loans	7,500	85,000	0
Repayment of long-term debt	(164,720)	(402,513)	(144,670)
Payment of financing costs	0	(2,075)	(6,469)
Share capital increase	0	0	103,750
Net parent investment	115,046	43,501	75,410
Net Cash provided by/ (used in) Financing Activities	(42,174)	116,924	133,250
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(28,241)	14,636	(73,233)
Cash, cash equivalents and restricted cash at beginning of the period	60,035	45,399	118,632
Cash, cash equivalents and restricted cash at end of the period	31,794	60,035	45,399
Supplemental Cash Information:
Cash paid during the period for interest	7,294	25,567	21,402
Non-Cash Investing and Financing Activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 63,147	$ 281,629	$ 440,202